The Bedford Shares of the

Money Market Portfolio

of

The RBB Fund, Inc. (the “Fund”)

Supplement dated October 14, 2008

To Prospectus dated December 31, 2007

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND

THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN

CONJUNCTION WITH THE PROSPECTUS

The purpose of this Supplement is to provide you with important information regarding the participation of the Fund’s Money Market Portfolio (the “Portfolio”) in the U.S. Department of Treasury (the “Treasury”) Temporary Guarantee Program for Money Market Funds (the “Program”).

The Board of Directors of the Fund (the “Board”) has approved the participation of the Portfolio in the Program, under which the Treasury will guarantee that shareholders of the Fund will receive $1.00 for each share of the Fund held by them as of the close of business on September 19, 2008, in the event that the per share value were to fall below $0.995 and was not promptly restored to $0.995 or above (a “Guarantee Event”), provided certain conditions are met. The Portfolio’s participation in the Program is not certain until its application is reviewed and accepted by the Treasury, which is expected to take some period of time.

Recovery under the Program is subject to certain conditions and limitations, including the following:

•

For investors who held shares of the Portfolio on September 19, 2008, the Program provides a guarantee for the lesser of: (a) the number of shares owned by the shareholder at the close of September 19, 2008; or (b) the number of shares owned by the shareholder on the date of the Guarantee Event.

•

If the number of shares of the Portfolio a shareholder holds fluctuates due to purchases or sales of shares during the Program period, a shareholder will be covered for the number of shares held as of the close of business on September 19, 2008, or the number of shares held on the date of the Guarantee Event, whichever is less.

•

This guarantee is not available to investors who were not Portfolio shareholders on September 19, 2008. In addition, this guarantee is not available to investors who were Portfolio shareholders on September 19, 2008, but who sold all their Portfolio shares prior to the date of a Guarantee Event.

•

The total amount of coverage available for all participants in the Program is limited to the amount of funds available under the Federal Exchange Stabilization Fund at the time of a Guarantee Event (currently approximately $50 billion).

•	Recovery under the Program requires the Portfolio to liquidate.

•	In order to recover, a Guarantee Event must occur during the term of the Program.

The Program will be in effect until December 18, 2008. Additional information regarding the Program is available on the Treasury’s website at www.ustreas.gov.

Participation in the Program until December 18, 2008 requires a payment to the Treasury in the amount of 0.01% of the net asset value of the Portfolio as of September 19, 2008. The Secretary of the Treasury may extend the Program beyond its initial three-month term through the close of business on September 19, 2009. If the Program is extended, the Board will consider whether the Portfolio should continue to participate in the Program. Participation in any extension of the Program will require payment of an additional fee and there can be no assurance that the Portfolio will elect to participate, or be eligible to participate, in any extension of the Program.

The cost of participating in the Program and any extension will be borne by the Portfolio, and will not be subject to any voluntary waiver that is in place.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Sansom Street Shares of the

Money Market Portfolio

of

The RBB Fund, Inc. (the “Fund”)

Supplement dated October 14, 2008

To Prospectus dated December 31, 2007

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND

THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN

CONJUNCTION WITH THE PROSPECTUS

The purpose of this Supplement is to provide you with important information regarding the participation of the Fund’s Money Market Portfolio (the “Portfolio”) in the U.S. Department of Treasury (the “Treasury”) Temporary Guarantee Program for Money Market Funds (the “Program”).

The Board of Directors of the Fund (the “Board”) has approved the participation of the Portfolio in the Program, under which the Treasury will guarantee that shareholders of the Portfolio will receive $1.00 for each share of the Portfolio held by them as of the close of business on September 19, 2008, in the event that the per share value were to fall below $0.995 and was not promptly restored to $0.995 or above (a “Guarantee Event”), provided certain conditions are met. The Portfolio’s participation in the Program is not certain until its application is reviewed and accepted by the Treasury, which is expected to take some period of time.

Recovery under the Program is subject to certain conditions and limitations, including the following:

•

For investors who held shares of the Portfolio on September 19, 2008, the Program provides a guarantee for the lesser of: (a) the number of shares owned by the shareholder at the close of September 19, 2008; or (b) the number of shares owned by the shareholder on the date of the Guarantee Event.

•

If the number of shares of the Portfolio a shareholder holds fluctuates due to purchases or sales of shares during the Program period, a shareholder will be covered for the number of shares held as of the close of business on September 19, 2008, or the number of shares held on the date of the Guarantee Event, whichever is less.

•

This guarantee is not available to investors who were not Portfolio shareholders on September 19, 2008. In addition, this guarantee is not available to investors who were Portfolio shareholders on September 19, 2008, but who sold all their Portfolio shares prior to the date of a Guarantee Event.

•

The total amount of coverage available for all participants in the Program is limited to the amount of funds available under the Federal Exchange Stabilization Fund at the time of a Guarantee Event (currently approximately $50 billion).

•	Recovery under the Program requires the Portfolio to liquidate.

•	In order to recover, a Guarantee Event must occur during the term of the Program.

The Program will be in effect until December 18, 2008. Additional information regarding the Program is available on the Treasury’s website at www.ustreas.gov.

Participation in the Program until December 18, 2008 requires a payment to the Treasury in the amount of 0.01% of the net asset value of the Portfolio as of September 19, 2008. The Secretary of the Treasury may extend the Program beyond its initial three-month term through the close of business on September 19, 2009. If the Program is extended, the Board will consider whether the Portfolio should continue to participate in the Program. Participation in any extension of the Program will require payment of an additional fee and there can be no assurance that the Portfolio will elect to participate, or be eligible to participate, in any extension of the Program.

The cost of participating in the Program and any extension will be borne by the Portfolio, and will not be subject to any voluntary waiver that is in place.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE